Restricted Cash - Schedule of Restricted Cash (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Restricted Cash [Line Items]
Restricted cash	$ 310,437	$ 314,922	$ 302,906
Pledge of bank deposit [Member]
Schedule of Restricted Cash [Line Items]
Restricted cash		314,922
Pledge of bank deposit-non-current [Member]
Schedule of Restricted Cash [Line Items]
Restricted cash	$ 310,437